Revenue from product sales (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Mining Revenue [Line Items]
Revenue from sale of gold	$ 4,334	$ 2,491
By-products	74	61
Revenue from product sales	4,408	2,552
Revenue, provisional price adjustments amount	0	0
Spot market sales
Mining Revenue [Line Items]
Revenue from sale of gold	4,337	2,315
Concentrate sales
Mining Revenue [Line Items]
Revenue from sale of gold	$ (3)	$ 176